Licensing Agreement and Royalty Payable (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Payment for Licensing	$ 45,000	$ 39,000
Minimum royalty payments	540,000	468,000
Unpaid amount of royalties	0	$ 39,000
Amortization	$ 31,000
Amortization useful life	10 years